Schedule of employee benefits liability (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Defined benefit obligation	₨ 69,729	₨ 70,513
Liability for compensated absences	33,224	36,384
Total liability	102,953	106,897
Defined benefit plan asset (refer to note 21)		126
Total asset		126
Net Unfunded liability	₨ 69,729	₨ 70,387